Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (6,608,720)	$ (3,324,655)
Property and equipment, net	32,489,158	29,849,157
Miners for Bitcoins [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	33,268,859	33,173,812
Miners for ETH [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,829,019